American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Mid Cap Value ETF (AVMV)
May 31, 2025

Avantis U.S. Mid Cap Value ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.3%
ATI, Inc.(1)	11,275	897,941
BWX Technologies, Inc.	7,993	1,003,921
Textron, Inc.	5,806	429,818
		2,331,680
Air Freight and Logistics — 0.7%
CH Robinson Worldwide, Inc.	1	96
Expeditors International of Washington, Inc.	11,099	1,251,190
		1,251,286
Automobile Components — 1.4%
Aptiv PLC(1)	10,620	709,522
Autoliv, Inc.	6,876	706,990
BorgWarner, Inc.	21,130	699,192
Lear Corp.	4,849	438,447
		2,554,151
Automobiles — 1.1%
Ford Motor Co.	197,032	2,045,192
Thor Industries, Inc.	57	4,628
		2,049,820
Banks — 5.8%
Bank OZK	8,189	363,018
BOK Financial Corp.	1,682	158,814
Citizens Financial Group, Inc.	7,034	283,822
Comerica, Inc.	11,494	656,193
Commerce Bancshares, Inc.	8,578	540,500
Cullen/Frost Bankers, Inc.	4,745	602,520
East West Bancorp, Inc.	11,336	1,033,843
Fifth Third Bancorp	46,278	1,767,357
First Citizens BancShares, Inc., Class A	425	785,774
First Horizon Corp.	13,475	267,883
Huntington Bancshares, Inc.	89,616	1,400,698
KeyCorp	26	412
M&T Bank Corp.	95	17,351
Popular, Inc.	6,009	622,112
Regions Financial Corp.	631	13,529
Webster Financial Corp.	5,215	268,468
Western Alliance Bancorp	9,062	656,179
Wintrust Financial Corp.	5,209	622,007
Zions Bancorp NA	14,043	665,077
		10,725,557
Beverages — 1.4%
Brown-Forman Corp., Class A	1,112	36,952
Brown-Forman Corp., Class B	7,384	246,183
Celsius Holdings, Inc.(1)	7,407	280,577
Coca-Cola Consolidated, Inc.	3,990	457,453
Constellation Brands, Inc., Class A	4,900	873,621
Molson Coors Beverage Co., Class B	14,546	779,520
National Beverage Corp.	5	226
		2,674,532

Biotechnology — 1.6%
Alkermes PLC(1)	4,949	151,489
Biogen, Inc.(1)	6,175	801,453
Exelixis, Inc.(1)	21,023	904,830
United Therapeutics Corp.(1)	3,580	1,141,483
		2,999,255
Broadline Retail — 1.1%
Coupang, Inc.(1)	4	112
Dillard's, Inc., Class A	236	93,461
eBay, Inc.	26,544	1,942,224
		2,035,797
Building Products — 3.2%
A.O. Smith Corp.	10,898	700,850
AAON, Inc.	592	57,004
Advanced Drainage Systems, Inc.	6,901	758,834
Armstrong World Industries, Inc.	1,428	222,240
Builders FirstSource, Inc.(1)	28	3,015
Carlisle Cos., Inc.	561	213,281
Lennox International, Inc.	2,465	1,391,369
Owens Corning	7,427	994,847
Simpson Manufacturing Co., Inc.	3,863	601,469
Trex Co., Inc.(1)	8,642	482,828
UFP Industries, Inc.	5,670	553,165
		5,978,902
Capital Markets — 5.4%
Carlyle Group, Inc.	8,770	396,404
LPL Financial Holdings, Inc.	5,275	2,042,269
MarketAxess Holdings, Inc.	406	87,863
Northern Trust Corp.	15,572	1,662,155
Raymond James Financial, Inc.	14,443	2,122,832
SEI Investments Co.	3,133	267,120
State Street Corp.	17,226	1,658,519
Stifel Financial Corp.	4,690	441,892
T. Rowe Price Group, Inc.	15,860	1,484,337
		10,163,391
Chemicals — 3.1%
CF Industries Holdings, Inc.	14,005	1,270,394
Dow, Inc.	34,426	954,977
Eastman Chemical Co.	2,088	163,637
LyondellBasell Industries NV, Class A	22,081	1,247,356
Mosaic Co.	21,795	787,671
NewMarket Corp.	500	322,030
Olin Corp.	6	116
RPM International, Inc.	9,837	1,119,844
Westlake Corp.	63	4,475
		5,870,500
Commercial Services and Supplies — 0.0%
Clean Harbors, Inc.(1)	253	57,378
Construction and Engineering — 1.7%
Comfort Systems USA, Inc.	2,995	1,432,299
EMCOR Group, Inc.	3,643	1,718,986
		3,151,285
Construction Materials — 0.3%
Eagle Materials, Inc.	3,156	638,175

Consumer Finance — 1.8%
Ally Financial, Inc.	23,337	816,795
Credit Acceptance Corp.(1)	26	12,410
OneMain Holdings, Inc.	10,213	529,442
Synchrony Financial	33,810	1,949,146
		3,307,793
Consumer Staples Distribution & Retail — 4.1%
BJ's Wholesale Club Holdings, Inc.(1)	10,182	1,152,704
Casey's General Stores, Inc.	3,352	1,467,372
Dollar General Corp.	13,205	1,284,186
Dollar Tree, Inc.(1)	15,598	1,407,876
Kroger Co.	3,544	241,807
Performance Food Group Co.(1)	4,668	418,066
Sprouts Farmers Market, Inc.(1)	9,277	1,603,622
		7,575,633
Containers and Packaging — 1.9%
AptarGroup, Inc.	5,348	847,123
Ball Corp.	260	13,931
Graphic Packaging Holding Co.	22,935	509,616
International Paper Co.	17,239	824,196
Packaging Corp. of America	7,005	1,353,156
Sonoco Products Co.	566	25,776
		3,573,798
Distributors — 0.5%
Genuine Parts Co.	1,252	158,403
Pool Corp.	2,719	817,304
		975,707
Diversified Consumer Services — 0.3%
Stride, Inc.(1)	3,816	577,704
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.(1)	11,510	417,007
Electrical Equipment — 0.2%
Acuity, Inc.	515	133,843
NEXTracker, Inc., Class A(1)	3,092	175,286
		309,129
Electronic Equipment, Instruments and Components — 1.9%
Arrow Electronics, Inc.(1)	4,235	501,339
Flex Ltd.(1)	34,659	1,466,076
Insight Enterprises, Inc.(1)	330	43,029
Jabil, Inc.	9,549	1,604,328
TD SYNNEX Corp.	1	121
		3,614,893
Energy Equipment and Services — 2.2%
Baker Hughes Co.	40,628	1,505,267
ChampionX Corp.	14,868	357,873
Halliburton Co.	54,198	1,061,739
Patterson-UTI Energy, Inc.	4	22
TechnipFMC PLC	37,706	1,174,542
Valaris Ltd.(1)	8	301
Weatherford International PLC	3	131
		4,099,875
Entertainment — 0.0%
Warner Bros Discovery, Inc.(1)	3,480	34,696

Financial Services — 1.7%
Corebridge Financial, Inc.	7,324	238,835
Enact Holdings, Inc.	2,645	93,633
Equitable Holdings, Inc.	28,393	1,501,138
Essent Group Ltd.	8,229	477,282
Jack Henry & Associates, Inc.	858	155,444
MGIC Investment Corp.	23,580	623,691
		3,090,023
Food Products — 1.8%
Archer-Daniels-Midland Co.	10,534	508,476
Bunge Global SA	3,774	294,938
Hershey Co.	8,106	1,302,553
Ingredion, Inc.	5,172	719,529
Lamb Weston Holdings, Inc.	6,545	365,080
Pilgrim's Pride Corp.	1,922	94,486
		3,285,062
Ground Transportation — 2.8%
JB Hunt Transport Services, Inc.	7,018	974,449
Landstar System, Inc.	3,099	425,245
Old Dominion Freight Line, Inc.	12,147	1,945,585
Ryder System, Inc.	4,379	644,282
Saia, Inc.(1)	2,213	585,140
U-Haul Holding Co.(1)(2)	881	56,384
U-Haul Holding Co.	9,280	529,331
		5,160,416
Health Care Equipment and Supplies — 3.3%
Baxter International, Inc.	17,897	545,859
Dexcom, Inc.(1)	27,605	2,368,509
Globus Medical, Inc., Class A(1)	259	15,328
IDEXX Laboratories, Inc.(1)	4,476	2,297,799
Lantheus Holdings, Inc.(1)	3,627	274,056
Masimo Corp.(1)	4,445	722,312
		6,223,863
Health Care Providers and Services — 2.1%
Centene Corp.(1)	27,053	1,526,871
Encompass Health Corp.	6,533	789,840
Ensign Group, Inc.	1,008	148,438
Molina Healthcare, Inc.(1)	3,109	948,369
Universal Health Services, Inc., Class B	2,150	409,253
		3,822,771
Hotels, Restaurants and Leisure — 3.8%
Boyd Gaming Corp.	4,810	360,606
Carnival Corp.(1)	86,047	1,998,011
Darden Restaurants, Inc.	9,317	1,995,795
Las Vegas Sands Corp.	18,072	743,843
Norwegian Cruise Line Holdings Ltd.(1)	36,794	649,414
Royal Caribbean Cruises Ltd.	1,856	476,936
Texas Roadhouse, Inc.	4,794	935,837
		7,160,442
Household Durables — 3.1%
DR Horton, Inc.	8,489	1,002,211
Lennar Corp., B Shares	319	32,315
Lennar Corp., Class A	7,588	804,935
Meritage Homes Corp.	1	64
Mohawk Industries, Inc.(1)	3,276	329,598

NVR, Inc.(1)	166	1,181,244
PulteGroup, Inc.	15,845	1,553,285
Toll Brothers, Inc.	8,450	880,913
		5,784,565
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp.	31,315	315,968
Clearway Energy, Inc., Class A	486	14,021
Clearway Energy, Inc., Class C	1,494	45,971
Talen Energy Corp.(1)	3,014	735,265
Vistra Corp.	2,569	412,504
		1,523,729
Insurance — 10.0%
American Financial Group, Inc.	5,888	729,994
Arch Capital Group Ltd.	25,213	2,396,243
Axis Capital Holdings Ltd.	7,294	757,117
CNA Financial Corp.	1,494	71,578
Everest Group Ltd.	432	149,986
Fidelity National Financial, Inc.	2,773	151,877
Globe Life, Inc.	7,120	867,714
Hartford Insurance Group, Inc.	22,802	2,960,612
Kinsale Capital Group, Inc.	1,735	818,903
Loews Corp.	13,172	1,176,128
Markel Group, Inc.(1)	778	1,510,643
Old Republic International Corp.	19,950	754,110
Primerica, Inc.	3,006	813,424
Principal Financial Group, Inc.	9,469	737,540
Prudential Financial, Inc.	6,824	708,945
Reinsurance Group of America, Inc.	5,133	1,043,488
RenaissanceRe Holdings Ltd.	1,384	345,197
Unum Group	13,871	1,133,399
W.R. Berkley Corp.	21,530	1,608,076
		18,734,974
IT Services — 0.2%
Kyndryl Holdings, Inc.(1)	8,435	329,302
Leisure Products — 0.2%
Brunswick Corp.	1	50
Mattel, Inc.(1)	21,722	411,415
		411,465
Life Sciences Tools and Services — 0.1%
West Pharmaceutical Services, Inc.	1,186	250,068
Machinery — 2.9%
AGCO Corp.	6,003	588,174
Donaldson Co., Inc.	10,717	745,367
Graco, Inc.	2,992	253,303
Lincoln Electric Holdings, Inc.	4,659	901,936
Middleby Corp.(1)	1,037	151,537
Mueller Industries, Inc.	9,877	769,122
Snap-on, Inc.	4,376	1,403,602
Timken Co.	5,040	345,190
Toro Co.	3,925	297,436
		5,455,667
Media — 1.1%
Fox Corp., Class A	22,571	1,240,051
Fox Corp., Class B	12,003	603,511

Paramount Global, Class A	242	5,481
Paramount Global, Class B	15,549	188,143
		2,037,186
Metals and Mining — 2.7%
Cleveland-Cliffs, Inc.(1)	322	1,877
Commercial Metals Co.	11,419	532,011
Nucor Corp.	10,674	1,167,309
Reliance, Inc.	3,786	1,108,616
Steel Dynamics, Inc.	11,426	1,406,198
U.S. Steel Corp.	14,491	779,906
		4,995,917
Oil, Gas and Consumable Fuels — 7.1%
Antero Midstream Corp.	29,202	548,414
Antero Resources Corp.(1)	3,864	144,707
APA Corp.	23,304	396,401
Chord Energy Corp.	3,446	310,140
Civitas Resources, Inc.	4	109
ConocoPhillips	100	8,535
Coterra Energy, Inc.	57,306	1,393,109
Devon Energy Corp.	48,334	1,462,587
Diamondback Energy, Inc.	46	6,189
EQT Corp.	22,481	1,239,378
Expand Energy Corp.	11,545	1,340,721
Hess Midstream LP, Class A	5,358	198,246
HF Sinclair Corp.	3,617	130,682
Magnolia Oil & Gas Corp., Class A	1,391	29,906
Matador Resources Co.	10,114	435,003
Murphy Oil Corp.	239	5,002
New Fortress Energy, Inc.	4	10
ONEOK, Inc.	340	27,486
Ovintiv, Inc.	24,676	883,894
Permian Resources Corp.	43,785	552,129
Range Resources Corp.	20,395	775,826
SM Energy Co.	6	141
Targa Resources Corp.	9,984	1,576,773
Texas Pacific Land Corp.	168	187,157
Valero Energy Corp.	12,962	1,671,709
		13,324,254
Passenger Airlines — 2.5%
Alaska Air Group, Inc.(1)	5,935	302,270
Delta Air Lines, Inc.	37,744	1,826,432
United Airlines Holdings, Inc.(1)	31,231	2,481,147
		4,609,849
Personal Care Products — 0.3%
Estee Lauder Cos., Inc., Class A	7,905	529,161
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC(1)	5,848	631,993
Viatris, Inc.	107,790	947,474
		1,579,467
Professional Services — 0.6%
Clarivate PLC(1)	40	169
Paycom Software, Inc.	2,834	734,261
Paylocity Holding Corp.(1)	1	191
Robert Half, Inc.	8,848	405,150
		1,139,771

Semiconductors and Semiconductor Equipment — 1.4%
Amkor Technology, Inc.	8,310	149,746
First Solar, Inc.(1)	1,402	221,628
ON Semiconductor Corp.(1)	32,847	1,380,231
Skyworks Solutions, Inc.	12,527	864,739
		2,616,344
Software — 0.7%
InterDigital, Inc.	1,302	282,873
Manhattan Associates, Inc.(1)	4,642	876,317
Qualys, Inc.(1)	1,306	180,946
		1,340,136
Specialty Retail — 4.7%
Best Buy Co., Inc.	16,833	1,115,691
Burlington Stores, Inc.(1)	3,272	746,900
CarMax, Inc.(1)	1,544	99,526
Dick's Sporting Goods, Inc.	3,404	610,473
Floor & Decor Holdings, Inc., Class A(1)	981	70,328
Gap, Inc.	22,816	509,025
Lithia Motors, Inc.	471	149,265
Murphy USA, Inc.	1,633	696,948
Tractor Supply Co.	36,438	1,763,599
Ulta Beauty, Inc.(1)	2,728	1,286,143
Williams-Sonoma, Inc.	10,965	1,773,698
		8,821,596
Textiles, Apparel and Luxury Goods — 3.1%
Crocs, Inc.(1)	3,058	311,916
Deckers Outdoor Corp.(1)	12,105	1,277,320
Lululemon Athletica, Inc.(1)	7,412	2,347,158
Ralph Lauren Corp.	3,229	893,819
Tapestry, Inc.	10,869	853,760
VF Corp.	9,834	122,532
		5,806,505
Trading Companies and Distributors — 0.7%
Applied Industrial Technologies, Inc.	2,936	665,063
Fastenal Co.	728	30,095
FTAI Aviation Ltd.	1,191	139,526
Herc Holdings, Inc.	35	4,340
MSC Industrial Direct Co., Inc., Class A	24	1,949
Watsco, Inc.	135	59,882
WESCO International, Inc.	2,434	408,644
		1,309,499
TOTAL COMMON STOCKS (Cost $184,061,748)		186,309,976
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	250,832	250,832
State Street Navigator Securities Lending Government Money Market Portfolio(3)	15,065	15,065
TOTAL SHORT-TERM INVESTMENTS (Cost $265,897)		265,897
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $184,327,645)		186,575,873
OTHER ASSETS AND LIABILITIES — 0.0%		54,923
TOTAL NET ASSETS — 100.0%		$186,630,796

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,720. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $15,065.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.